THE HUNTINGTON FUNDS

2960 North Meridian Street

Suite 300

Attn: Huntington Funds Officer

Indianapolis, Indiana 46208

APRIL 30, 2010

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Office of Insurance Products

100 F Street, N.E.

Washington, DC 20549-4720

RE:	THE HUNTINGTON FUNDS (the “Trust” or “Registrant”)

Huntington VA Balanced Fund

Huntington VA Dividend Capture Fund

Huntington VA Growth Fund

Huntington VA Income Equity Fund

Huntington VA International Equity Fund

Huntington VA Macro 100 Fund

Huntington VA Mid Corp America Fund

Huntington VA New Economy Fund

Huntington VA Real Strategies Fund

Huntington VA Rotating Markets Fund

Huntington VA Situs Fund

Huntington VA Mortgage Securities Fund

(the “Funds”)

1933 Act File No. 33-11905

1940 Act File No. 811-5010

Dear Sir or Madam:

Post-Effective Amendment No. 68 under the Securities Act of 1933 and Amendment No. 69 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Trust, with respect to the Funds, is hereby electronically transmitted. This filing has been electronically redlined to indicate the changes from the Trust’s Rule 485(a) Amendment filed with the Commission on February 24, 2010.

This Trust may be marketed through banks, savings associations or credit unions.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective April 30, 2010 pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

If you have any questions on the enclosed material, please contact me at 317-917-7030.

Very truly yours,

/s/ John C. Swhear
John C. Swhear Secretary

Enclosures